NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the year	$ (3,078,731)	$ (4,000,671)	$ (1,068,391)
Cash used in operating activities	2,454,547	1,686,043	1,791,812
Cash and cash equivalents	381,899	907,551	$ 630,623	$ 1,094,550
Working capital (current assets less current liabilities) surplus	5,184,549	9,039,896
Accumulated deficit	$ 10,099,253	$ 7,020,522